Summary of Significant Accounting Policies - Future Amortization Expense (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets [Line Items]
Total	$ 18,469
Patents And Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
2019	1,944
2020	1,944
2021	1,944
2022	1,944
2023	1,944
2024 and thereafter	8,749
Total	$ 18,469